WesMark Funds

(the “Trust”)

WesMark Small Company Fund

WesMark Large Company Fund

WesMark Balanced Fund

WesMark Government Bond Fund

WesMark West Virginia Municipal Bond Fund

WesMark Tactical Opportunity Fund

(collectively, the “Funds”)

Supplement dated May 19, 2025 to the Trust’s

currently effective Prospectus dated March 4, 2025 (the “Prospectus”)

Effective May 19, 2025, ALPS Fund Services, Inc. will cease serving as the Funds’ Administrator and Transfer Agent and Dividend Disbursing Agent, and ALPS Distributors, Inc. will cease serving as the Funds’ Principal Underwriter and Distributor. Effective as of the same date, Ultimus Fund Solutions, LLC will begin serving as the Funds’ Administrator and Transfer Agent and Dividend Disbursing Agent, and Ultimus Fund Distributors, LLC will begin serving as the Funds’ Principal Underwriter and Distributor.

Accordingly, effective May 19, 2025, the Funds’ Prospectus is revised as follows:

All references to ALPS Distributors, Inc. are deleted and replaced with Ultimus Fund Distributors, LLC.

All references to “1290 Broadway, Suite 1000, Denver, CO, 80203” are deleted and replaced with “WesMark Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246.”

The “Summary Sections – PURCHASE AND SALE OF FUND SHARES” for each Fund is deleted and replaced with the following:

Shareholders may purchase or redeem Fund shares on any business day by contacting 1-800-864-1013; by writing to WesMark Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246; or via the Funds’ website at www.wesmarkfunds.com. If you wish to purchase or redeem shares through a financial intermediary, please contact your intermediary directly. The minimum initial investment in the Fund is $1,000 unless your investment is in an Individual Retirement Account, in which case the minimum initial investment is $500. Subsequent investments in the Fund must be in the amount of at least $100. Shares of the Fund are not qualified or registered for sale in all states or jurisdictions. Prospective investors should inquire as to whether shares of the Fund are available for offer and sale in their state of residence. See the WesMark Funds website located at www.wesmarkfunds.com or call 1-800-864-1013 for further information on the states and jurisdictions where the shares of the Fund are registered.

Shareholders wishing to communicate with the Funds via mail should use the following addresses:

Via regular mail:

WesMark Funds C/O Ultimus Fund Solutions
P.O. Box 46707

Cincinnati, OH 45246

Via overnight mail:

WesMark Funds C/O Ultimus Fund Solutions

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

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THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS AND PROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Funds’ Prospectus has been filed with the U.S. Securities and Exchange Commission is incorporated herein by reference. For a free paper or electronic copy of the Funds’ Prospectus, including any supplements thereto, and other information, go to www.wesmarkfunds.com/resources, call 1-800-864-1013 or ask any financial intermediary who offers shares of the Funds.

WesMark Funds

(the “Trust”)

WesMark Small Company Fund

WesMark Large Company Fund

WesMark Balanced Fund

WesMark Government Bond Fund

WesMark West Virginia Municipal Bond Fund

WesMark Tactical Opportunity Fund

(collectively, the “Funds”)

Supplement dated May 19, 2025 to the Trust’s

currently effective Statement of Additional Information dated March 4, 2025 (the “SAI”)

Effective May 19, 2025, ALPS Fund Services, Inc. will cease serving as the Funds’ Administrator and Transfer Agent and Dividend Disbursing Agent, and ALPS Distributors, Inc. will cease serving as the Funds’ Principal Underwriter and Distributor. Effective as of the same date, Ultimus Fund Solutions, LLC will begin serving as the Funds’ Administrator and Transfer Agent and Dividend Disbursing Agent, and Ultimus Fund Distributors, LLC will begin serving as the Funds’ Principal Underwriter and Distributor.

Accordingly, effective May 19, 2025, the Funds’ SAI is revised as follows:

All references to ALPS Fund Services, Inc. as the Funds’ Administrator and/or Transfer Agent and Dividend Disbursing Agent are deleted and replaced with “Ultimus Fund Solutions, LLC.”

All references to ALPS Distributors, Inc. as the Funds’ Distributor are deleted and replaced with “Ultimus Fund Distributors, LLC.”

All references to “1290 Broadway, Suite 1000, Denver, CO, 80203” are deleted and replaced with “WesMark Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246.”

The references in the Service Provider table in the “Disclosure of Portfolio Holdings” section to ALPS Fund Services, Inc., ALPS Distributors, Inc. and ALPS Holdings, Inc. are deleted and replaced with “Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC.”

Information with respect to the Funds’ Assistant Treasurer and Secretary in the Officers Table is deleted and replaced with the following:

Name/Address/Age	Positions Held With Fund/Date Service Began	Principal Occupation by Officer
Edward Kelly 80 Arkay Drive Hauppauge, NY 11788	ASSISTANT TREASURER Began Serving: May, 2025

Principal Occupation: Assistant Vice President – Fund Administration, Ultimus Fund Solutions, LLC.

Previous Positions: Manager – Fund Administration (2018-2022) and Assistant Manager – Fund Administration (2016-2018), Ultimus Fund Solutions, LLC.

Timothy J. Bresnahan 225 Pictoria Drive Suite 450 Cincinnati, OH 45246	SECRETARY Began Serving: May, 2025	Principal Occupation: Vice President, Senior Counsel, Ultimus Fund Solutions, LLC. Previous Positions: Senior Legal Counsel, Transamerica Asset Management, Inc. 2008 to 2024.

The second and third sentences of the paragraph in the “Service Providers – Principal Underwriter” section are hereby deleted.

The second sentence of the paragraph in the “Service Providers – Administrator” section is hereby deleted.

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THIS SUPPLEMENT PROVIDES RELEVANT INFORMATION FOR ALL SHAREHOLDERS AND PROSPECTIVE INVESTORS AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

The Funds’ SAI has been filed with the U.S. Securities and Exchange Commission is incorporated herein by reference. For a free paper or electronic copy of the Funds’ Prospectus, including any supplements thereto, and other information, go to www.wesmarkfunds.com/resources, call 1-800-864-1013 or ask any financial intermediary who offers shares of the Funds.